TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
NOLs	$ 28,417	$ 29,809
Lease provision	$ 1,539	1,567
Swap instrument		129
Mortgage loan	$ 210	216
Reserves and allowances		92
Deferred tax assets	$ 30,166	31,813
Deferred tax liabilities:
Land	(5,327)	(5,336)
Building	(10,504)	(10,667)
Other assets, net	(96)	$ (146)
Reserves and allowances	(163)
Deferred tax liabilities	(16,090)	$ (16,149)
Valuation allowance	(28,254)	(29,901)
Deferred tax liabilities, net	$ (14,178)	$ (14,237)